Taxation (Components of Income Tax Expense) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 PRC Mainland Entities [Member] CNY	Dec. 31, 2011 PRC Mainland Entities [Member] CNY	Dec. 31, 2010 PRC Mainland Entities [Member] CNY	Dec. 31, 2012 Non-PRC Mainland Entities [Member] CNY	Dec. 31, 2011 Non-PRC Mainland Entities [Member] CNY	Dec. 31, 2010 Non-PRC Mainland Entities [Member] CNY
Components of Income Tax Expense [Line Items]
Current income tax expense		380,230	401,062	310,118	267,397	302,621	237,793	112,833	98,441	72,325
Deferred income tax expense (benefit)		(21,428)	(49,762)	(9,766)	12,505	(14,962)	4,584	(33,933)	(34,800)	(14,350)
Withholding tax		59,960	133,978	0	0	0	0	59,960	133,978	0
Income tax expense	$ 67,216	418,762	485,278	300,352	279,902	287,659	242,377	138,860	197,619	57,975